Average Annual Total Returns - Pro-Blend(R) Moderate Term Series	Mar. 01, 2021
ThirtyTenThirtyThirtyBlendedIndex [Member]
Average Annual Return:
1 Year	11.99%
5 Years	8.13%
10 Years	6.91%
Bloomberg Barclays U.S. Aggregate Bond Index (reflect no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	7.51%
5 Years	4.44%
10 Years	3.84%
CLASS S
Average Annual Return:
1 Year	14.92%
5 Years	8.19%
10 Years	6.27%
CLASS S | After Taxes on Distributions
Average Annual Return:
1 Year	12.77%
5 Years	6.73%
10 Years	4.97%
CLASS S | After Taxes on Distributions and Sales
Average Annual Return:
1 Year	9.48%
5 Years	6.05%
10 Years	4.66%
CLASS I
Average Annual Return:
1 Year	15.27%
5 Years	8.46%
10 Years	6.53%
CLASS R
Average Annual Return:
1 Year	14.62%
5 Years	7.91%
10 Years	6.01%
Inception Date	Jun. 30, 2010
CLASS L
Average Annual Return:
1 Year	14.06%
5 Years	7.40%
10 Years	5.49%
Inception Date	Jan. 04, 2010
CLASS W
Average Annual Return:
1 Year	16.01%
5 Years	8.54%
10 Years	6.45%
Inception Date	Apr. 01, 2019